Discontinued Operations and Transition Costs - Summary of Components of Income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Discontinued Operations and Disposal Groups [Abstract]
Net revenue	$ 346	$ 333		$ 677	$ 664	$ 1,348	$ 1,332	$ 1,248
Operating income (loss)	54	49		73	58	(46)	8	(72)
Income (loss) from discontinued operations before income taxes	51	49		69	58	(46)	8	(71)
Income tax expense	11	9		18	17	25	49	33
Income (loss) from discontinued operations, net of taxes	$ 40	$ 40	$ 40	$ 51	$ 41	$ (71)	$ (41)	$ (104)